INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net income	$ 439,000	$ 289,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	687,000	794,000
Share-based compensation	94,000	93,000
Gain on acquisition of joint venture interest	(31,000)	0
Finance income	(78,000)	(100,000)
Finance expense	47,000	74,000
Deferred income taxes, net	(84,000)	29,000
Gain on disposal of property, plant and equipment	(71,000)	(10,000)
Other operating activities	7,000	(18,000)
Change in assets and liabilities, net of acquisitions:
Receivables, prepayments and other assets	(96,000)	224,000
Inventories	(89,000)	(299,000)
Trade and other payables	(95,000)	(190,000)
Adjustments for increase (decrease) in changes in assets and liabilities	(280,000)	(265,000)
Interest received	66,000	82,000
Interest paid	(28,000)	(61,000)
Income taxes paid	(6,000)	(17,000)
Net cash provided by operating activities	762,000	890,000
INVESTING ACTIVITIES
Acquisition of joint venture interest, net of cash acquired	(19,000)	0
Purchases of property, plant and equipment and intangible assets	(325,000)	(328,000)
Purchases of equity securities	(68,000)	0
Purchases of marketable securities	(785,000)	(1,047,000)
Proceeds from sale of marketable securities	75,000	21,000
Proceeds from maturities of marketable securities	626,000	578,000
Proceeds from the sale of property plant and equipment and other	78,000	6,000
Net cash used in investing activities	(418,000)	(770,000)
FINANCING ACTIVITIES
Net proceeds from borrowings	14,000	0
Repayments of debt and lease obligations	(783,000)	(144,000)
Proceeds from issuance of equity instruments	17,000	23,000
Purchase of treasury stock	0	(200,000)
Net cash used in financing activities	(752,000)	(321,000)
Effect of exchange rate changes on cash and cash equivalents	6,000	(2,000)
Net decrease in cash and cash equivalents	(402,000)	(203,000)
Cash and cash equivalents at the beginning of the period	2,192,000	2,387,000
Cash and cash equivalents at the end of the period	$ 1,790,000	$ 2,184,000